Loan Payable Related Party (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loan Payable Related Party Disclosure [Abstract]
Notes payable related party	$ 646,035	$ 0
Bridge loans	480,000
Short term loans	150,000
Accrued interest	$ 16,035
Bridge loans, description	Bridge Loans bear an annualized of interest rate of 12% through September 1 and 15% thereafter as well as 20% cash on cash Warrant exposure.